UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha,   NE   68137

(Address of principal executive offices) (Zip code)

Emile Molineaux

             Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

            (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

9/30

Date of reporting period: 6/30/11

Item 1.  Schedule of Investments.

Lacerte Guardian Fund
PORTFOLIO OF INVESTMENTS
June 30, 2011 (Unaudited)
Shares		Market Value

	EXCHANGE TRADED FUNDS - 92.73%
	EQUITY FUND - 92.73%
74,100	SPDR S&P 500 ETF Trust *	$ 9,778,977
	TOTAL EXCHANGE TRADED FUNDS (Cost - $9,894,460)	9,778,977

	PURCHASED CALL OPTIONS - 1.84%
700	SPDR S&P 500 ETF Trust
	Expiration July 2011, Exercise Price $130.00	192,500
700	SPDR S&P 500 ETF Trust
	Expiration July 2011, Exercise Price $138.00	2,100
	TOTAL PURCHASED CALL OPTIONS (Cost - $164,635)	194,600

	PURCHASED PUT OPTIONS - 0.44%
741	SPDR S&P 500 ETF Trust
	Expiration July 2011, Exercise Price $129.00	45,942
	TOTAL PURCHASED PUT OPTIONS (Cost - $179,427)	45,942

	SHORT-TERM INVESTMENTS - 3.76%
	MONEY MARKET FUND - 3.76%
396,001	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.13% +	396,001
	TOTAL SHORT-TERM INVESTMENTS (Cost - $396,001)	396,001

	TOTAL INVESTMENTS - 98.77% (Cost - $10,634,523) (a)	$10,415,520
	CALL OPTIONS WRITTEN - (0.75) %	(79,100)
	OTHER ASSETS LESS LIABILITIES - 1.98%	208,831
	NET ASSETS - 100.00%	$10,545,251

	CALL OPTIONS WRITTEN - (0.75) % **
700	SPDR S&P 500 ETF Trust
	Expiration July 2011, Exercise Price $133.00	$60,200
700	SPDR S&P 500 ETF Trust
	Expiration July 2011, Exercise Price $135.00	18,900
	TOTAL OPTIONS WRITTEN (Proceeds - $95,213) (a)	$79,100

__________
+ Money Market Fund; interest rate reflects seven-day effective yield on June 30, 2011.
* Subject to written option.
** Each option contract allows the holder of the option to purchase 100 shares of the underlying security.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes, including options written, is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$53,220
	Unrealized depreciation	(256,110)
	Net unrealized depreciation	$ (202,890)

Lacerte Guardian Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2011 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 -  Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.   These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves,  default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the assets or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors including,  for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level  input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of June 30, 2011 in valuing the Fund's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 9,778,977	$ -	$ -	$ 9,778,977
Purchased Put Options	-	45,942	-	45,942
Purchased Call Options	-	194,600	-	194,600
Short-Term Investments	396,001	-	-	396,001
Total	$ 10,174,978	$ 240,542	$ -	$ 10,415,520

Liabilities	Level 1	Level 2	Level 3	Total
Open Written Options	$ -	$ 79,100	$ -	$ 79,100
Total	$ -	$ 79,100	$ -	$ 79,100
The Fund did not hold any Level 3 securities during the period. There were no significant transfers into and out of
Level 1 & 2 during the period. It is the fund’s policy to recognize transfers into and out of Level 1 & Level 2 at the end of the reporting period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

Andrew Rogers, President

Date

8/22/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

Andrew Rogers, President

Date

8/22/11

By (Signature and Title)

*/s/ Kevin Wolf

Kevin Wolf, Treasurer

Date

8/22/11